Offerings - Offering: 1	Apr. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,978,740
Proposed Maximum Offering Price per Unit	92.75
Maximum Aggregate Offering Price	$ 276,278,135.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 42,298.18
Offering Note	(1) These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Cal-Maine Foods, Inc.’s Registration Statement on Form S-3ASR (File No. 333-286548), which was filed on April 15, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2) Represents shares of Common Stock offered and sold by the Selling Stockholders named in this prospectus supplement.